UMB FUND SERVICES, INC.

803 West Michigan Street

Milwaukee, Wisconsin 53233

(414) 299-2000

June 10, 2013

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Hatteras Core Alternatives Fund, L.P.

Registration No: 811-21685

Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the year ended March 31, 2013. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Assistant Vice President Fund Administration

Encl.